UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2016

		Value
Shares	Description	(US$)
LONG-TERM INVESTMENTS—97.4%
COMMON STOCKS—80.5%
ARGENTINA—2.5%
ENERGY EQUIPMENT & SERVICES—2.5%
155,000	Tenaris SA, ADR	$3,837,800

BRAZIL—41.3%
BEVERAGES—4.2%
1,232,441	AMBEV SA	6,450,722

COMMERCIAL SERVICES & SUPPLIES—1.0%
179,848	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,502,547

DIVERSIFIED FINANCIAL SERVICES—2.4%
876,563	BM&F Bovespa SA	3,749,402

FOOD PRODUCTS—3.4%
365,368	BRF SA	5,213,809

HEALTH CARE PROVIDERS & SERVICES—1.6%
750,000	OdontoPrev SA	2,377,873

MACHINERY—1.6%
622,694	WEG SA	2,426,249

METALS & MINING—2.2%
817,759	Vale SA, ADR	3,442,765

MULTILINE RETAIL—4.8%
1,263,830	Lojas Renner SA	7,307,448

OIL, GAS & CONSUMABLE FUELS—3.9%
311,000	Ultrapar Participacoes SA, ADR	5,996,080

PERSONAL PRODUCTS—1.8%
375,000	Natura Cosmeticos SA	2,767,928

REAL ESTATE MANAGEMENT & DEVELOPMENT—6.0%
255,000	Iguatemi Empresa de Shopping Centers SA	1,751,700
496,534	Multiplan Empreendimentos Imobiliarios SA	7,415,593
		9,167,293

ROAD & RAIL—1.7%
317,850	Localiza Rent a Car SA	2,627,203

SOFTWARE—1.3%
254,900	Totvs SA	1,928,241

SPECIALTY RETAIL—0.9%
319,750	Cia Hering	1,308,115

TEXTILES, APPAREL & LUXURY GOODS—2.8%
661,954	Arezzo Industria e Comercio SA	4,298,702

TRANSPORTATION INFRASTRUCTURE—1.7%
289,400	Wilson Sons Ltd., BDR	2,615,800
		63,180,177

CHILE—7.5%
BANKS—2.8%
12,191,519	Banco de Chile	1,313,969
25,113,969	Banco Santander Chile	1,218,772

See Notes to Portfolio of Investments.

Aberdeen Latin America Equity Fund, Inc.

94,000	Banco Santander Chile, ADR	$1,818,900
		4,351,641

BEVERAGES—0.6%
500	Embotelladora Andina SA	8,480
540,000	Vina Concha y Toro SA	938,289
		946,769

ELECTRIC UTILITIES—0.7%
3,780,000	Enersis Americas SA	1,046,991

INDUSTRIAL CONGLOMERATES—0.1%
18,518	Antarchile SA	187,419

INFORMATION TECHNOLOGY SERVICES—0.8%
592,000	Sonda SA	1,145,205

MULTILINE RETAIL—0.6%
133,000	S.A.C.I. Falabella	926,970

OIL, GAS & CONSUMABLE FUELS—0.6%
98,000	Empresas COPEC SA	939,214

PAPER & FOREST PRODUCTS—0.5%
298,570	Empresas CMPC SA	698,847

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
692,000	Parque Arauco SA	1,270,371
		11,513,427

COLOMBIA—2.7%
BANKS—1.6%
290,000	Bancolombia SA	2,387,261

FOOD & STAPLES RETAILING—1.1%
326,901	Almacenes Exito SA	1,708,312
		4,095,573

MEXICO—24.4%
BANKS—5.5%
1,190,597	Grupo Financiero Banorte SAB de CV	6,747,140
937,000	Grupo Financiero Santander Mexico SAB de CV	1,699,135
		8,446,275

BEVERAGES—7.0%
418,800	Arca Continental SAB de CV	2,907,116
80,502	Fomento Economico Mexicano SAB de CV, ADR	7,753,148
		10,660,264

FOOD & STAPLES RETAILING—4.2%
567,600	Organizacion Soriana SAB de CV(a)	1,344,330
2,153,200	Wal-Mart de Mexico SAB de CV	5,097,246
		6,441,576

FOOD PRODUCTS—1.2%
686,095	Grupo Lala SAB de CV	1,864,834

HOUSEHOLD PRODUCTS—1.2%
768,900	Kimberly-Clark de Mexico SAB de CV	1,857,592

TRANSPORTATION INFRASTRUCTURE—5.3%
89,150	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	4,064,348
27,034	Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	4,059,696
		8,124,044
		37,394,585

See Notes to Portfolio of Investments.

PERU—2.1%
CONSTRUCTION & ENGINEERING—1.0%
377,011		Grana y Montero SA, ADR	$1,526,894

CONSTRUCTION MATERIALS—1.1%
1,076,657		Cementos Pacasmayo SAA	1,686,381
			3,213,275
		Total Common Stocks	123,234,837

PREFERRED STOCKS—16.9%
BRAZIL—16.0%
BANKS—14.9%
1,663,500		Banco Bradesco SA, Preferred Shares	12,523,729
1,190,677		Itau Unibanco Holding SA, ADR, Preferred Shares	10,227,915
			22,751,644

METALS & MINING—1.1%
391,800		Bradespar SA, Preferred Shares	666,866
335,117		Vale SA, ADR, Preferred Shares	1,045,565
			1,712,431
			24,464,075

CHILE—0.9%
BEVERAGES—0.7%
318,000		Embotelladora Andina SA, Class B, Preferred Shares	1,029,667

CHEMICALS—0.2%
18,800		Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	388,124
			1,417,791
		Total Preferred Stocks	25,881,866

PRIVATE EQUITY—0.0%
GLOBAL—0.0%
2,237,292	(b)	Emerging Markets Ventures I, L.P.(a)(c)(d)(e)(f)(g)	51,547
Total Private Equity—(cost $762,816)			51,547
		Total Long-Term Investments—97.4% (cost $165,189,502)	149,168,250

SHORT-TERM INVESTMENT—2.3%
$3,517,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 03/31/2016, due 04/01/2016 repurchase price $3,517,003, collateralized by U.S. Treasury Note, maturing 01/31/2023; total market value of $3,588,675	3,517,000
		Total Short-Term Investment—2.3% (cost $3,517,000)	3,517,000
		Total Investments—99.7% (cost $168,706,502) (h)	152,685,250
		Other Assets in Excess of Liabilities—0.3%	456,491
		Net Assets—100.0%	$153,141,741

(a)	Non-income producing security.
(b)	Represents contributed capital.
(c)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(d)	Illiquid security.
(e)	Restricted security, not readily marketable. See Note (c) of the accompanying Notes to Portfolio of Investments.
(f)	As of March 31, 2016, the aggregate amount of open commitments for the Fund is $262,708.
(g)	In liquidation.
(h)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

BDR	Brazilian Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in a private equity private placement security, which represented 0.03% of the net assets of the Fund as of March 31, 2016. The private equity private placement security is deemed to be a restricted security. In the absence of a readily ascertainable market value, this security is valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the price realized on such sale could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material. This security is categorized as Level 3 investment. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of this investment, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2016

significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Other	$149,116,703	$—	$—	$149,116,703
Private Equity	—	—	51,547	51,547
Short-Term Investment	—	3,517,000	—	3,517,000
Total	$149,116,703	$3,517,000	$51,547	$152,685,250

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. For the period ended March 31, 2016, there were no transfers between Levels 1, 2 or 3. For the period ended March 31, 2016, there were no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 3/31/16	Valuation Technique	Unobservable Inputs	Amount

Private Equity	$51,547	Partner Capital Value/Net Asset Value	Distributions	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 3/31/2016
Private Equity	$56,850	$—	$—	$(5,303)	$—	$—	$—	$—	$51,547
Total	$56,850	$—	$—	$(5,303)	$—	$—	$—	$—	$51,547

Change in unrealized appreciation/depreciation relating to investments still held at March 31, 2016 is ($5,303).

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2016

principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $3,517,000 as of March 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at March 31, 2016.

c. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Cost	Fair Value At 3/31/16	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (2)
Emerging Markets Ventures I, L.P.	01/22/98 – 01/10/06	$762,816	$51,547	0.03	$2,581,622	$262,708
Total		$762,816	$51,547	0.03	$2,581,622	$262,708

(1) Emerging Markets Ventures I, L.P. is in liquidation.

(2) The open committments are unlikely to be called.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$168,706,502	$28,594,615	$(44,615,867)	$(16,021,252)

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 26, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 26, 2016